LAND HELD FOR INVESTMENT (Details Narrative)	9 Months Ended
Jul. 31, 2013 acre
Land Held For Investment Details Narrative
Reclassification of land-unimproved to an asset held for sale (acres)	2,114
Impairment expense recorded during the period, (number of acres)	2.9